Accounts Receivable, net	12 Months Ended
Dec. 31, 2013
Accounts Receivable, net
Accounts Receivable, net

6.               Accounts Receivable, net

The following summarized the Group’s accounts receivable, net as of December 31, 2012 and 2013:

	As of December 31,
	2012	2013
	RMB	RMB

Accounts receivable	40,212	33,987
Less: Allowance for doubtful accounts	(110)	—
Accounts receivable, net	40,102	33,987